Employee Cost - Summary of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Classes of employee benefits expense [abstract]
Salaries, wages and welfare expenses	$ 3,716.0	₨ 281,172.4	₨ 317,406.0	₨ 270,441.8
Contribution to provident fund and other funds	359.5	27,200.4	28,855.1	32,183.0
Total	$ 4,075.5	₨ 308,372.8	₨ 346,261.1	₨ 302,624.8